May 23, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Calvert Large Cap Growth Fund (the “Fund”), a series of

Calvert Impact Fund, Inc.

File Nos. 811-10045 and 333-44064

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, transmitted are exhibits containing interactive data format risk/return summary information for the above-referenced Fund, in connection with the prospectus supplement filed for the Fund on May 2, 2011, pursuant to Rule 497(e) — SEC Accession No. 0001121624-11-000028.

Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Associate General Counsel